Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Less: Accumulated amortization | ¥		¥ (3,694)	¥ (4,381)
Intangible asset, net | ¥		733	700
US$ [Member]
Less: Accumulated amortization | $	$ (538)
Intangible asset, net | $	107
Software and operating system [Member]
Intangible asset, gross | ¥		¥ 4,427	¥ 5,081
Software and operating system [Member] | US$ [Member]
Intangible asset, gross | $	$ 645